Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000065485
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Emerging Markets Local Bond ETF
Trading Symbol	EBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets Local Bond ETF (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets Local Bond ETF	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[1]
AssetsNet	$ 2,032,108,541
Holdings Count | Holding	621
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,032,108,541 Number of Portfolio Holdings621 Portfolio Turnover Rate18%
Holdings [Text Block]

Top Ten Countries

Country	%
China	12.2%
South Korea	12.1%
Malaysia	6.1%
Indonesia	6.0%
Thailand	5.9%
Mexico	4.8%
India	4.6%
Brazil	4.5%
South Africa	4.4%
Poland	4.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Brazil Letras do Tesouro Nacional, due 07/01/26	1.0%
Republic of Poland Government Bonds, 1.75%, due 04/25/32	0.6%
Republic of South Africa Government Bonds, 8.00%, due 01/31/30	0.6%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	0.6%
Peru Government Bonds, 6.90%, due 08/12/37	0.6%
Korea Treasury Bonds, 1.88%, due 03/10/51	0.5%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	0.5%
Republic of South Africa Government Bonds, 8.88%, due 02/28/35	0.5%
Peru Government Bonds, 6.95%, due 08/12/31	0.5%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	0.5%

C000088912
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg International Corporate Bond ETF
Trading Symbol	IBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg International Corporate Bond ETF (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Corporate Bond ETF	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[2]
AssetsNet	$ 384,299,055
Holdings Count | Holding	929
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$384,299,055 Number of Portfolio Holdings929 Portfolio Turnover Rate17%
Holdings [Text Block]

Top Ten Countries

Country	%
United States	27.1%
France	20.4%
Germany	10.6%
United Kingdom	9.7%
Spain	5.7%
Italy	5.5%
Netherlands	4.7%
Switzerland	2.9%
Belgium	2.2%
Sweden	1.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
UBS Group AG, 7.75%, due 03/01/29	0.3%
Banco Santander SA, 4.88%, due 10/18/31	0.3%
Banco Santander SA, 3.25%, due 04/02/29	0.2%
Morgan Stanley, 4.66%, due 03/02/29	0.2%
Volkswagen International Finance NV, 1.88%, due 03/30/27	0.2%
JPMorgan Chase & Co., 3.76%, due 03/21/34	0.2%
JPMorgan Chase & Co., 1.96%, due 03/23/30	0.2%
JPMorgan Chase & Co., 4.46%, due 11/13/31	0.2%
Orange SA, 8.13%, due 01/28/33	0.2%
BNP Paribas SA, 2.75%, due 07/25/28	0.2%

C000051964
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg International Treasury Bond ETF
Trading Symbol	BWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg International Treasury Bond ETF (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Treasury Bond ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[3]
AssetsNet	$ 1,528,920,931
Holdings Count | Holding	1,332
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,528,920,931 Number of Portfolio Holdings1,332 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Ten Countries

Country	%
Japan	22.7%
United Kingdom	5.0%
France	4.9%
South Korea	4.6%
Italy	4.6%
China	4.5%
Spain	4.5%
Germany	4.5%
Canada	4.5%
Australia	3.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	0.5%
Japan Government Thirty Year Bonds, 2.30%, due 12/20/54	0.4%
Japan Government Two Year Bonds, 0.90%, due 04/01/27	0.3%
Japan Government Five Year Bonds, 0.50%, due 06/20/29	0.3%
U.K. Gilts, 3.75%, due 03/07/27	0.3%
Japan Government Ten Year Bonds, 0.50%, due 03/20/33	0.3%
Japan Government Ten Year Bonds, 0.20%, due 09/20/32	0.3%
Japan Government Two Year Bonds, 0.40%, due 10/01/26	0.3%
Malaysia Government Bonds, 3.52%, due 04/20/28	0.3%
Japan Government Ten Year Bonds, 1.40%, due 03/20/35	0.3%

C000069669
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Short Term International Treasury Bond ETF
Trading Symbol	BWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg Short Term International Treasury Bond ETF (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term International Treasury Bond ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[4]
AssetsNet	$ 520,882,161
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$520,882,161 Number of Portfolio Holdings278 Portfolio Turnover Rate26%
Holdings [Text Block]

Top Ten Countries

Country	%
Japan	22.7%
Italy	5.1%
France	4.9%
South Korea	4.6%
United Kingdom	4.6%
Spain	4.6%
Germany	4.6%
China	4.5%
Canada	4.5%
Australia	4.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.K. Gilts, 3.75%, due 03/07/27	1.3%
Japan Government Ten Year Bonds, 0.10%, due 12/20/26	1.2%
U.K. Gilts, 4.38%, due 03/07/28	1.1%
Australia Government Bonds, 4.75%, due 04/21/27	1.1%
Japan Government Ten Year Bonds, 0.10%, due 03/20/27	1.1%
Kingdom of Belgium Government Bonds, 5.50%, due 03/28/28	1.1%
Australia Government Bonds, 0.50%, due 09/21/26	1.1%
Japan Government Five Year Bonds, 0.01%, due 06/20/27	1.1%
Japan Government Ten Year Bonds, 0.10%, due 03/20/28	1.1%
Australia Government Bonds, 2.75%, due 11/21/27	1.0%

C000051965
Shareholder Report [Line Items]
Fund Name	SPDR FTSE International Government Inflation-Protected Bond ETF
Trading Symbol	WIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR FTSE International Government Inflation-Protected Bond ETF (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FTSE International Government Inflation-Protected Bond ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[5]
AssetsNet	$ 382,839,154
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$382,839,154 Number of Portfolio Holdings176 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Ten Countries

Country	%
United Kingdom	17.8%
France	8.1%
Brazil	7.9%
Italy	5.8%
Mexico	4.6%
Germany	4.6%
Spain	4.6%
Japan	4.5%
Canada	4.5%
Australia	4.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.50%, due 04/15/30	2.1%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.10%, due 04/15/46	1.4%
Spain Government Bonds Inflation-Linked, 0.70%, due 11/30/33	1.4%
Republic of Poland Government Bonds, 2.00%, due 08/25/36	1.3%
Spain Government Bonds Inflation-Linked, 1.00%, due 11/30/30	1.3%
New Zealand Government Bonds Inflation-Linked, 2.50%, due 09/20/35	1.3%
Spain Government Bonds Inflation-Linked, 0.65%, due 11/30/27	1.2%
Turkiye Government Bonds, 3.00%, due 05/28/31	1.1%
Sweden Bonds Inflation-Linked, 3.50%, due 12/01/28	1.1%
French Republic Government Bonds OAT, 1.85%, due 07/25/27	1.1%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.